PLANT AND EQUIPMENT, NET - Additional information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
PLANT AND EQUIPMENT, NET
Depreciation expenses	¥ 2.7	¥ 6.8	¥ 9.1